Income Tax (Tables)	12 Months Ended
Jan. 31, 2026
Income Tax
Schedule of expected income tax expense
	January 31, 2026 $	January 31, 2025 $	January 31, 2024 $

Net loss before taxes	(1,512,918)	(3,621,884)	(2,898,510)
Statutory rate	27.00%	27.00%	27.00%

Expected tax recovery	(408,488)	(977,909)	(782,598)
Foreign tax rate differences	(1,565)	(51,614)	2,472
Permanent differences and other	(28,319)	(123,593)	(152,792)
Share-based payments	45,833	551,753	135,071
Change in deferred tax assets not recognized	392,539	601,363	797,847

Income tax expense	–	–	–

Schedule of components of deferred tax
	2026 $	2025 $

Deferred tax assets:
Financing fees	4,769	56,306

Deferred tax liabilities:
Convertible debentures	(4,769)	(56,306)

Net deferred tax asset (liability)	–	–

Schedule of deferred income tax assets and liabilities
	2026 $	2025 $

Tax loss carryforwards – Canada	70,202,170	68,454,560
Tax loss carryforwards – Australia	16,240	28,460
Tax loss carryforwards – Hong Kong	81,440	81,440
Intangible assets	12,517,320	13,176,120
Property and equipment	10,740	13,440
Contingent liabilities and tax reserves	1,441,910	382,430
Financing costs	–	475,960
Capital loss	12,363,360	12,363,360

Total unrecognized deductible temporary differences	96,633,180	94,975,770

Schedule of non-capital income tax losses expire
Expiry Date	Non-Capital Loss $

2032	608,940
2034	687,130
2035	1,499,360
2036	4,769,160
2037	1,267,150
2038	1,169,740
2039	4,937,400
2040	11,051,000
2041	9,067,090
2042	13,177,460
2043	10,965,790
2044	4,575,310
2045	3,809,870
2046	2,616,770

70,202,170